ICAP FUNDS

                                                                   Annual Report

DECEMBER 31, 2002
-------------------------------------

DISCRETIONARY EQUITY PORTFOLIO

EQUITY PORTFOLIO

SELECT EQUITY PORTFOLIO

EURO SELECT EQUITY PORTFOLIO

                                                                 (LOGO)
                                                                  ICAP
                                                         Institutional Capital/R

TABLE OF CONTENTS

Letter to Shareholders...................................................1

Investment Highlights and Schedules of Investments
  Discretionary Equity Portfolio.........................................3
  Equity Portfolio.......................................................7
  Select Equity Portfolio...............................................11
  Euro Select Equity Portfolio..........................................14

Statements of Assets and Liabilities....................................17

Statements of Operations................................................18

Statements of Changes in Net Assets
  Discretionary Equity Portfolio........................................19
  Equity Portfolio......................................................20
  Select Equity Portfolio...............................................21
  Euro Select Equity Portfolio..........................................22

Financial Highlights
  Discretionary Equity Portfolio........................................23
  Equity Portfolio......................................................24
  Select Equity Portfolio...............................................25
  Euro Select Equity Portfolio..........................................26

Notes to Financial Statements...........................................27

Report of Independent Accountants.......................................31

Directors and Officers..................................................32

December 2002
                                     (PHOTO)
                                 Robert H. Lyon
                     President and Chief Investment Officer

Dear Fellow Shareholders:

Although we entered 2002 with very sober expectations after the first back-to-back declines since 1973-74, the post-bubble bear market continued with a vengeance. Having already decimated the dot.coms, tech and telecom sectors, the bear now turned its attention to the utility sector inflicting enormous damage on equity investors, as well as bondholders and the commercial banks. The airline industry appears to be next, with United perhaps only the first of the majors to collapse into Chapter 11. In addition, many individual stocks, some formerly considered to be "blue chips" suffered huge declines due to weak demand and/or corporate governance issues. The S&P 500(R) Index was down 22.10%, its third straight decline (now approaching 50% from the top in 2000). This is the first "three-peat" since 1939-41 (the only "four-peat" was 1929-30-31-32). Moreover, within the S&P, growth and value were both hit approximately the same, 75% of all stocks were down and every one of the 13 sectors we track was in the red. It was an ugly year, and despite having avoided the major problem areas of tech, telecom and utilities -- we were hit with a variety of individual problem stocks (Tyco, EDS, Bristol-Myers Squibb, Schering-Plough, etc.), that caused us to lag the market averages.

With the market down so far, with interest rates having been cut to the bone, and with the Bush administration gearing up for substantial fiscal stimulus, perhaps including some form of the ultimate plum -- dividend tax relief -- most Wall Street strategists are very positive on the outlook for 2003. While we believe that the "one-two" punch of very low interest rates and fiscal stimulus is a definite plus for the U.S. stock market, and while we acknowledge the premise that valuations are much improved, we are still concerned about the outlook for equities. In the past 70 years there were two prolonged periods of weak equity returns -- the periods from about 1929 until 1946, and from 1969 until 1982 -- however, at the end of those periods stock valuations were totally washed out, the consumer was generally very under-leveraged and we were heading into periods of global growth and had finished times of tumult. Currently, despite the trillions of dollars that were vaporized over the past three years, valuations are still high by historical standards, consumers are very leveraged and geopolitical conditions are unsettled. In essence, we have some concern that the equity risk premium, having risen, might have further to go. There is still no "margin of safety" in equities.

On a more positive note, Corporate America accomplished a lot in 2002 in getting its house in order. With shareholders, banks and credit rating agencies on their backs, corporations reined in employment, cut capital spending, paid down debt, issued equity, added to pension reserves and signed their Sarbanes-Oxley declarations! As a result, productivity improved handsomely, credit downgrades tapered off and confidence was boosted to some extent. In the markets this was manifested, after some scary moments in October, with renewed access to the capital markets by more creditworthy customers (although conditions remain very tight for those less well-off).

As we move into 2003 our concern is that a continuation of the same corporate policies of very restrained employment growth and weak capital spending will offset a good chunk of the expected lift from monetary and fiscal policy, particularly in the first half of 2003. Moreover, other headwinds, including addressing state and local deficits, continued large contributions to pension plans and very weak growth in key economies such as Japan, Germany and virtually all of South America will be a drag. Despite some "green shoots" in pricing, most industries are suffering from excess capacity (despite lower capacity additions), resistance from key customers such as Wal-Mart, and competition from China, India and other low-wage countries (although the low wages are being applied to increasingly high-tech products and services). In addition, the much-hyped deflationary impact of the internet (even on the formerly resistant area of consumer services) is now beginning to show up in certain sectors as an additional restraint. In 2003 the global pie IS likely to grow, but there will be a lot of fighting over the pieces.

On a bottom-up basis this turmoil has created many individual opportunities. Our focus has been on the stocks of companies which are a) considerably off their highs, b) already have solid balance sheets and c) have strong franchises that are somewhat insulated from the vicissitudes of global (and regional) competition. We believe that in a world caught between weak revenue growth and heavy debt burdens, that companies with the above characteristics will have the best chance of prospering. Since the July low in the S&P 500 we have added positions in Clear Channel Communications, Accenture, Wyeth, Northrop Grumman, Bank of America, Pfizer, PepsiCo, Estee Lauder, Union Pacific and General Electric. We feel that companies of this stature are best positioned to provide positive relative and absolute performance in the year ahead.

Despite tough market conditions and weak returns in 2002, ICAP as an organization is entering 2003 in its best shape ever. Our decade old analyst development program is continuing to bear fruit. We began back in 1992 to add young analysts after graduating from good schools, or shortly thereafter, and have them mentored by one of our senior analysts while getting a CFA and an MBA. Several individuals have now matriculated from this process and have sector responsibility at ICAP. Two of these individuals, Katie Pease and Bill Van Tuinen, have also been added to our Investment Committee which is responsible for developing our model portfolio for clients. Our trading, administrative and client service teams remain first rate with state-of-the-art systems and top quality professionals. With this organization in place, we are well prepared for the challenges that will no doubt lie ahead.

We are also pleased that the ICAP Select Equity Portfolio and the ICAP Euro Select Equity Portfolio have now completed their fifth year of existence. The Select Equity Portfolio was awarded Five Stars by Morningstar and the Euro Select Equity Portfolio Four Stars for the five year time period. Both portfolios have posted positive returns during this difficult five year period and have exceeded the returns of their benchmarks. In the Lipper Universe, the Select Equity Portfolio ranks #5 in the large-cap value universe out of a field of 191 funds for the five year time period; the Euro Select Equity Portfolio ranks #15 in its universe of 70 European Region funds for the five year time period.

Thanks again for your ongoing support.

                                                                    Yours truly,

                                                               /s/Robert H. Lyon

                                                                  Robert H. Lyon
                                        President and Chief Investment Officer

Past performance is not a guarantee of future results. Return and share price will fluctuate, and redemption value may be more or less than your original investment. Please read the prospectus carefully before investing. The ICAP Funds are actively managed. The stocks mentioned may or may not be held in any of the individual ICAP Funds at any given time.

Morningstar proprietary ratings reflect historical risk-adjusted performance as of December 31, 2002. The ratings are subject to change every month. Morningstar Ratings(TM) are based on a risk-adjusted measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and consistent performance. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its three-, five- and ten-year (if applicable) Morningstar Rating(TM) metrics. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars.
(C)Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

DISCRETIONARY EQUITY PORTFOLIO
Investment Highlights
December 31, 2002


FUND DESCRIPTION

The Discretionary Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio may invest up to 20% of its net assets in cash and cash equivalents for any purpose, and may invest up to 100% of its total assets in such instruments for temporary defensive purposes. The Portfolio will typically hold between 40 and 45 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------

                                                                         SINCE
                                                                       INCEPTION
                                        1 YEAR     3 YEAR    5 YEAR   (12/31/94)
-------------------------------------------------------------------------------
DISCRETIONARY EQUITY PORTFOLIO         (24.88)%    (7.47)%    0.05%     10.29%

GROWTH OF $10,000
----------------------------------------------------------------------


                   DISCRETIONARY           S&P 500          S&P/BARRA
DATE             EQUITY PORTFOLIO           INDEX          VALUE INDEX
----             ----------------       -----------        -----------

12/31/94            10,000                 10,000             10,000
12/31/95            13,521                 13,758             13,700
12/31/96            16,976                 16,917             16,713
12/31/97            21,831                 22,560             21,725
12/31/98            24,053                 29,008             24,913
12/31/99            27,625                 35,112             28,082
12/31/00            29,924                 31,915             29,790
12/31/01            29,135                 28,122             26,301
12/31/02            21,888                 21,907             20,817

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

                COMMON STOCKS  97.9%

                BASIC INDUSTRIES 2.9%
   36,250       Weyerhaeuser Co.                                      $1,783,863
                                                                      ----------

                CAPITAL SPENDING 8.9%
   24,250       Caterpillar Inc.                                       1,108,710
    9,750       General Dynamics Corp.                                   773,857
   43,814       General Electric Co.                                   1,066,871
   20,359       Northrop Grumman Corp.                                 1,974,823
   16,600       SPX Corp.*                                               621,670
                                                                      ----------
                                                                       5,545,931
                                                                      ----------

                COMMUNICATIONS 6.3%
   23,800       AT&T Corp.                                               621,418
   66,564       Comcast Corp. Class A*                                 1,568,913
   45,645       Verizon Communications Inc.                            1,768,744
                                                                      ----------
                                                                       3,959,075
                                                                      ----------

                CONSUMER SERVICES 12.0%
  150,400       Cendant Corp.*                                         1,576,192
   40,450       Clear Channel Communications, Inc.*                    1,508,380
   17,186       Gannett Co., Inc.                                      1,233,955
  217,700       Liberty Media Corp. Class A*                           1,946,238
   54,893       News Corp. Ltd. Class A ADR                            1,243,326
                                                                      ----------
                                                                       7,508,091
                                                                      ----------

                CONSUMER STAPLES 11.8%
   47,650       Diageo plc ADR                                         2,087,070
   24,100       Estee Lauder Cos., Inc.                                  636,240
   16,350       Kimberly-Clark Corp.                                     776,134
   41,550       Loews Corp.                                            1,847,313
   49,950       McDonald's Corp.                                         803,196
   28,600       PepsiCo, Inc.                                          1,207,492
                                                                      ----------
                                                                       7,357,445
                                                                      ----------

                ENERGY 9.8%
   58,168       ConocoPhillips                                         2,814,750
   49,338       EnCana Corp.                                           1,534,412
   24,700       TotalFinaElf SA ADR                                    1,766,050
                                                                      ----------
                                                                       6,115,212
                                                                      ----------
See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

               FINANCIAL 24.1%
    36,100     Bank of America Corp.                                 $ 2,511,477
    46,000     Bank One Corp.                                          1,681,300
    78,466     Citigroup Inc.                                          2,761,219
    32,900     Fannie Mae                                              2,116,457
    17,250     Goldman Sachs Group, Inc.                               1,174,725
    62,350     MetLife, Inc.                                           1,685,944
    98,504     Travelers Property Casualty Corp. Class A*              1,443,084
    35,650     Wells Fargo & Co.                                       1,670,916
                                                                     -----------
                                                                      15,045,122
                                                                     -----------

               HEALTHCARE 9.6%
    27,150     Baxter International Inc.                                 760,200
    10,750     CIGNA Corp.                                               442,040
    20,250     Guidant Corp.*                                            624,713
    28,200     HCA Inc.                                                1,170,300
    42,200     Pfizer Inc.                                             1,290,054
    46,400     Wyeth                                                   1,735,360
                                                                     -----------
                                                                       6,022,667
                                                                     -----------

               RETAIL 4.0%
    36,500     Sears, Roebuck and Co.                                    874,175
    53,700     Target Corp.                                            1,611,000
                                                                     -----------
                                                                       2,485,175
                                                                     -----------

               TECHNOLOGY 5.7%
    41,800     Accenture Ltd.*                                           751,982
    82,400     Hewlett-Packard Co.                                     1,430,464
    78,174     Philips Electronics NV                                  1,382,116
                                                                     -----------
                                                                       3,564,562
                                                                     -----------

               TRANSPORTATION 0.5%
     5,100     Union Pacific Corp.                                       305,337
                                                                     -----------

               UTILITIES 2.3%
    32,050     Entergy Corp.                                           1,461,159
                                                                     -----------

               TOTAL COMMON STOCKS
               (cost $60,517,863 )                                    61,153,639
                                                                     -----------
See notes to financial statements.
* Non-income producing.

DISCRETIONARY EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                              VALUE
------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT  5.6%

            VARIABLE RATE DEMAND DEPOSIT  5.6%
$3,518,135  UMB Bank Money Market Fiduciary                        $  3,518,135
                                                                   ------------

            TOTAL SHORT-TERM INVESTMENT
              (cost $3,518,135)                                       3,518,135
                                                                   ------------

            TOTAL INVESTMENTS 103.5%
              (cost $64,035,998)                                     64,671,774

            Liabilities, less Cash and Other Assets (3.5)%          (2,174,633)
                                                                   ------------

            NET ASSETS 100.0%                                      $ 62,497,141
                                                                   ============

See notes to financial statements.

EQUITY PORTFOLIO
Investment Highlights
December 31, 2002


FUND DESCRIPTION

The Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio intends to be virtually fully invested in equity securities at all times. The Portfolio will typically hold between 40 and 45 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------

                                                               SINCE
                                                             INCEPTION
                              1 YEAR     3 YEAR    5 YEAR   (12/31/94)
-----------------------------------------------------------------------
EQUITY PORTFOLIO             (24.66)%    (6.87)%    0.91%     11.38%

GROWTH OF $10,000
------------------------------------------------------------------------

                      EQUITY           S&P 500                 S&P/BARRA
DATE                PORTFOLIO           INDEX                VALUE INDEX
----             -------------        -----------            -----------

12/31/94            10,000              10,000                 10,000
12/31/95            13,885              13,758                 13,700
12/31/96            17,531              16,917                 16,713
12/31/97            22,630              22,560                 21,725
12/31/98            25,215              29,008                 24,913
12/31/99            29,321              35,112                 28,082
12/31/00            31,625              31,915                 29,790
12/31/01            31,433              28,122                 26,301
12/31/02            23,681              21,907                 20,817

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

EQUITY PORTFOLIO
Schedule of Investments by Sector
December 31, 2002

------------------------------------------------------------------------------
NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

                 COMMON STOCKS  95.8%

                 BASIC INDUSTRIES  2.6%
    457,351      Weyerhaeuser Co.                                    $22,506,243
                                                                     -----------

                 CAPITAL SPENDING 9.0%
    380,350      Caterpillar Inc.                                     17,389,602
    149,650      General Dynamics Corp.                               11,877,721
    593,323      General Electric Co.                                 14,447,415
    277,362      Northrop Grumman Corp.                               26,904,114
    231,350      SPX Corp.*                                            8,664,057
                                                                     -----------
                                                                      79,282,909
                                                                     -----------

                 COMMUNICATIONS 6.1%
    311,620      AT&T Corp.                                            8,136,398
    901,917      Comcast Corp. Class A*                               21,258,184
    625,885      Verizon Communications Inc.                          24,253,044
                                                                     -----------
                                                                      53,647,626
                                                                     -----------

                 CONSUMER SERVICES 11.7%
  2,020,500      Cendant Corp.*                                       21,174,840
    555,550      Clear Channel Communications, Inc.*                  20,716,459
    243,713      Gannett Co., Inc.                                    17,498,593
  2,826,600      Liberty Media Corp. Class A*                         25,269,804
    818,222      News Corp. Ltd. Class A ADR                          18,532,728
                                                                     -----------
                                                                     103,192,424
                                                                     -----------

                 CONSUMER STAPLES 11.6%
    640,700      Diageo plc ADR                                       28,062,660
    325,950      Estee Lauder Cos., Inc.                               8,605,080
    231,841      Kimberly-Clark Corp.                                 11,005,492
    589,900      Loews Corp.                                          26,226,954
    726,300      McDonald's Corp.                                     11,678,904
    396,550      PepsiCo, Inc.                                        16,742,341
                                                                     -----------
                                                                     102,321,431
                                                                     -----------

                 ENERGY 9.3%
    752,147      ConocoPhillips                                       36,396,393
    689,100      EnCana Corp.                                         21,431,010
    339,100      TotalFinaElf SA ADR                                  24,245,650
                                                                     -----------
                                                                      82,073,053
                                                                     -----------
See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

                FINANCIAL  23.7%
    491,250     Bank of America Corp.                               $ 34,176,262
    618,100     Bank One Corp.                                        22,591,555
  1,099,459     Citigroup Inc.                                        38,689,962
    441,200     Fannie Mae                                            28,382,396
    252,900     Goldman Sachs Group, Inc.                             17,222,490
    905,950     MetLife, Inc.                                         24,496,888
  1,348,294     Travelers Property Casualty Corp. Class A*            19,752,507
    502,350     Wells Fargo & Co.                                     23,545,145
                                                                    ------------
                                                                     208,857,205
                                                                    ------------

                HEALTHCARE 9.3%
    440,850     Baxter International Inc.                             12,343,800
    155,300     CIGNA Corp.                                            6,385,936
    250,650     Guidant Corp.*                                         7,732,553
    382,000     HCA Inc.                                              15,853,000
    567,800     Pfizer Inc.                                           17,357,646
    614,150     Wyeth                                                 22,969,210
                                                                    ------------
                                                                      82,642,145
                                                                    ------------

                RETAIL 4.0%
    526,600     Sears, Roebuck and Co.                                12,612,070
    759,026     Target Corp.                                          22,770,780
                                                                    ------------
                                                                      35,382,850
                                                                    ------------

                TECHNOLOGY 5.8%
    658,950     Accenture Ltd.*                                       11,854,511
  1,145,000     Hewlett-Packard Co.                                   19,877,200
  1,113,859     Philips Electronics NV                                19,693,027
                                                                    ------------
                                                                      51,424,738
                                                                    ------------

                TRANSPORTATION 0.5%
     70,150     Union Pacific Corp.                                    4,199,881
                                                                    ------------

                UTILITIES 2.2%
    427,550     Entergy Corp.                                         19,492,005
                                                                    ------------

                TOTAL COMMON STOCKS
                (cost $844,944,386)                                  845,022,510
                                                                    ------------
See notes to financial statements.
* Non-income producing.

EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                              VALUE
------------------------------------------------------------------------------

            SHORT-TERM INVESTMENT  3.9%

            VARIABLE RATE DEMAND DEPOSIT  3.9%
$34,294,133 UMB Bank Money Market Fiduciary                         $ 34,294,133
                                                                    ------------

            TOTAL SHORT-TERM INVESTMENT
              (cost $34,294,133)                                      34,294,133
                                                                    ------------

            TOTAL INVESTMENTS 99.7%
              (cost $879,238,519)                                    879,316,643

            Cash and Other Assets, less Liabilities 0.3%               2,492,797
                                                                    ------------

            NET ASSETS 100.0%                                       $881,809,440
                                                                    ============
See notes to financial statements.

SELECT EQUITY PORTFOLIO
Investment Highlights
December 31, 2002


FUND DESCRIPTION

The Select Equity Portfolio invests primarily in U.S. dollar-denominated equity securities of companies with market capitalizations of at least $2 billion. The Portfolio will concentrate its investments in fewer securities than the Discretionary Equity and Equity Portfolios, typically holding between 15 and 25 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------

                                                              SINCE
                                                             INCEPTION
                              1 YEAR     3 YEAR    5 YEAR   (12/31/97)
------------------------------------------------------------------------
SELECT EQUITY PORTFOLIO      (24.53)%    (6.66)%    3.58%      3.58%

GROWTH OF $10,000
----------------------------------------------------------------------

                     SELECT               S&P 500           S&P/BARRA
DATE            EQUITY PORTFOLIO           INDEX         VALUE INDEX
----            ----------------      -------------        -----------

12/31/97            10,000                10,000             10,000
12/31/98            11,533                12,858             11,467
12/31/99            14,666                15,564             12,926
12/31/00            16,058                14,146             13,713
12/31/01            15,802                12,465             12,107
12/31/02            11,925                 9,710              9,582

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Indices. The Indices are unmanaged and therefore do not reflect the cost of portfolio management or trading.

A direct investment in any of these Indices is not possible.

SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

              COMMON STOCKS  97.7%

              CAPITAL SPENDING  10.0%
   23,250     Northrop Grumman Corp.                                  $2,255,250
   40,900     SPX Corp.*                                               1,531,705
                                                                      ----------
                                                                       3,786,955
                                                                      ----------

              CONSUMER SERVICES 18.5%
  222,500     Cendant Corp.*                                           2,331,800
   30,850     Clear Channel Communications, Inc.*                      1,150,396
   17,000     Gannett Co., Inc.                                        1,220,600
  258,800     Liberty Media Corp. Class A*                             2,313,672
                                                                      ----------
                                                                       7,016,468
                                                                      ----------

              CONSUMER STAPLES 18.0%
   38,550     Diageo plc ADR                                           1,688,490
   21,800     Estee Lauder Cos., Inc.                                    575,520
   35,550     Loews Corp.                                              1,580,553
   34,450     Nestle SA ADR                                            1,825,037
   27,600     PepsiCo, Inc.                                            1,165,272
                                                                      ----------
                                                                       6,834,872
                                                                      ----------

              ENERGY 10.0%
   62,650     ConocoPhillips                                           3,031,634
   24,750     EnCana Corp.                                               769,725
                                                                      ----------
                                                                       3,801,359
                                                                      ----------

              FINANCIAL 24.0%
   46,450     Bank of America Corp.                                    3,231,526
   49,733     Citigroup Inc.                                           1,750,104
   21,750     Fannie Mae                                               1,399,178
   11,250     Goldman Sachs Group, Inc.                                  766,125
   13,850     MetLife, Inc.                                              374,504
  109,792     Travelers Property Casualty Corp. Class A*               1,608,453
                                                                      ----------
                                                                       9,129,890
                                                                      ----------

              HEALTHCARE 9.1%
   24,750     HCA Inc.                                                 1,027,125
   36,700     Pfizer Inc.                                              1,121,919
   35,300     Wyeth                                                    1,320,220
                                                                      ----------
                                                                       3,469,264
                                                                      ----------

See notes to financial statements.
* Non-income producing.

SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
  NUMBER
 OF SHARES                                                             VALUE
------------------------------------------------------------------------------

            RETAIL  6.8%
   65,200   Sears, Roebuck and Co.                                  $  1,561,540
   33,850   Target Corp.                                               1,015,500
                                                                    ------------
                                                                       2,577,040
                                                                    ------------

            TECHNOLOGY 1.3%
   28,700   Accenture Ltd.*                                              516,313
                                                                    ------------

            TOTAL COMMON STOCKS
              (cost $39,453,828)                                      37,132,161
                                                                    ------------

PRINCIPAL
 AMOUNT
--------

            SHORT-TERM INVESTMENT 3.7%

            VARIABLE RATE DEMAND DEPOSIT 3.7%
$1,402,409  UMB Bank Money Market Fiduciary                            1,402,409
                                                                    ------------

            TOTAL SHORT-TERM INVESTMENT
              (cost $1,402,409)                                        1,402,409
                                                                    ------------

            TOTAL INVESTMENTS 101.4%
              (cost $40,856,237)                                      38,534,570

            Liabilities, less Cash and Other Assets (1.4)%
                                                                       (549,135)
                                                                    ------------

            NET ASSETS 100.0%                                       $ 37,985,435
                                                                    ============
See notes to financial statements.
* Non-income producing.

EURO SELECT EQUITY PORTFOLIO
Investment Highlights
December 31, 2002


FUND DESCRIPTION

The Euro Select Equity Portfolio invests primarily in equity securities, predominantly American Depositary Receipts ("ADRs") of established companies, headquartered primarily in Europe, with market capitalizations of at least $2 billion. The Portfolio will typically hold between 15 and 25 securities.


AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002
----------------------------------------------------

                                                               SINCE
                                                             INCEPTION
                              1 YEAR     3 YEAR    5 YEAR   (12/31/97)
----------------------------------------------------------------------
EURO SELECT EQUITY PORTFOLIO (18.37)%   (10.90)%    1.92%      1.92%

GROWTH OF $10,000
-------------------------------------------------------------

                      EURO                 MORGAN STANLEY
                  SELECT EQUITY        CAPITAL INTERNATIONAL
DATE                PORTFOLIO              EUROPE INDEX
----             -------------          --------------------

12/31/97            10,000                       10,000
12/31/98            12,740                       12,853
12/31/99            15,546                       14,896
12/31/00            14,798                       13,646
12/31/01            13,473                       10,930
12/31/02            10,998                        8,921

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends and are net of fees and expenses. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The total returns table and chart do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Fund's portfolio may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management or trading.

A direct investment in this Index is not possible.

EURO SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

                COMMON STOCKS 96.4%

                BASIC INDUSTRIES 3.4%
   19,200       UPM-Kymmene Corp. ADR                                 $  631,872
                                                                      ----------

                COMMUNICATIONS 8.5%
  252,000       BT Group plc                                             791,050
   42,500       Vodafone Group plc ADR                                   770,100
                                                                      ----------
                                                                       1,561,150
                                                                      ----------

                CONSUMER DURABLES 4.0%
   24,100       Bayerische Motoren Werke AG                              731,345
                                                                      ----------

                CONSUMER SERVICES 14.9%
   37,876       Groupe Bruxelles Lambert SA                            1,550,412
   65,400       Pearson plc                                              604,834
   34,200       Wolters Kluwer NV ADR                                    595,730
                                                                      ----------
                                                                       2,750,976
                                                                      ----------

                CONSUMER STAPLES 9.1%
   18,850       Diageo plc ADR                                           825,630
   16,100       Nestle SA ADR                                            852,920
                                                                      ----------
                                                                       1,678,550
                                                                      ----------

                ENERGY 11.2%
   18,400       BP plc ADR                                               747,960
   18,300       TotalFinaElf SA ADR                                    1,308,450
                                                                      ----------
                                                                       2,056,410
                                                                      ----------

                FINANCIAL 20.9%
   52,100       ABN AMRO Holding NV ADR                                  842,978
  130,200       Barclays plc                                             806,938
   22,600       Converium Holding AG ADR*                                544,660
   38,100       Credit Suisse Group ADR*                                 810,768
   35,100       Royal Bank of Scotland Group plc                         840,773
                                                                      ----------
                                                                       3,846,117
                                                                      ----------

                HEALTHCARE 9.1%
   22,700       GlaxoSmithKline plc ADR                                  850,342
   22,400       Novartis AG ADR                                          822,752
                                                                      ----------
                                                                       1,673,094
                                                                      ----------

                RETAIL 3.2%
  163,700       Burberry Group plc*                                      591,607
                                                                      ----------

See notes to financial statements.
* Non-income producing.

EURO SELECT EQUITY PORTFOLIO
Schedule of Investments by Sector (continued)
December 31, 2002

------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                            VALUE
------------------------------------------------------------------------------

            TECHNOLOGY 4.2%
   43,216   Philips Electronics NV                                   $   764,059
                                                                     -----------

            TRANSPORTATION 3.2%
  223,600   Peninsular and Oriental Steam Navigation Co.                 592,115
                                                                     -----------

            UTILITIES 4.7%
  117,600   National Grid Transco plc                                    864,205
                                                                     -----------

            TOTAL COMMON STOCKS
              (cost $17,819,308)                                      17,741,500
                                                                     -----------

PRINCIPAL
 AMOUNT
-------

            SHORT-TERM INVESTMENT 2.8%

            VARIABLE RATE DEMAND DEPOSIT 2.8%
$522,986    UMB Bank Money Market Fiduciary                              522,986
                                                                     -----------

            TOTAL SHORT-TERM INVESTMENT
              (cost $522,986)                                            522,986
                                                                     -----------

            TOTAL INVESTMENTS 99.2%
              (cost $18,342,294)                                      18,264,486

            Cash and Other Assets, less Liabilities 0.8%                 141,042
                                                                     -----------

            NET ASSETS 100.0%                                        $18,405,528
                                                                     ===========

------------------------------------------------------------------------------
   EURO SELECT EQUITY PORTFOLIO COUNTRY COMPOSITION AS OF DECEMBER 31, 2002:

              COUNTRY                               %
              ---------------------------------------------
              United Kingdom                      46.7
              Switzerland                         17.1
              Netherlands                         12.4
              Belgium                              8.7
              France                               7.4
              Germany                              4.1
              Finland                              3.6
              ----------------------------------------------
              TOTAL                              100.0%
              ----------------------------------------------

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2002


----------------------------------------------------------------------------------------------------------------
                                             DISCRETIONARY                          SELECT          EURO SELECT
                                                EQUITY            EQUITY            EQUITY           EQUITY
                                               PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------

ASSETS:
Investments, at cost                         $ 64,035,998      $ 879,238,519    $  40,856,237    $  18,342,294
                                             ============      =============    =============    =============

Investments, at value                        $ 64,671,774      $ 879,316,643    $  38,534,570    $  18,264,486
Receivable for securities sold                    636,202          8,642,580        1,529,342          118,351
Dividends and interest receivable                  68,636          1,003,086           29,379           29,348
Tax reclaim receivable                              4,245             13,330             --             15,994
Receivable for fund shares sold                        85          3,152,685           29,733            1,064
Other assets                                        8,229             10,603           10,840           10,014
Receivable from adviser                              --                 --               --              3,047
                                             ------------      -------------    -------------    -------------
     Total assets                              65,389,171        892,138,927       40,133,864       18,442,304
                                             ------------      -------------    -------------    -------------

LIABILITIES:
Payable for securities purchased                2,278,801          8,719,085        1,968,447               --
Payable for fund shares redeemed                  541,608            834,814          131,342              245
Accrued investment advisory fee                    26,420            561,497           12,462               --
Accrued expenses and other liabilities             37,335             85,471           35,767           36,340
Dividends payable                                   7,866            128,620              411              191
                                             ------------      -------------    -------------    -------------
     Total liabilities                          2,892,030         10,329,487        2,148,429           36,776
                                             ------------      -------------    -------------    -------------

NET ASSETS                                   $ 62,497,141      $ 881,809,440    $  37,985,435    $  18,405,528
                                             ============      =============    =============    =============

NET ASSETS CONSIST OF:
Capital stock                                $     29,033      $     274,951    $      17,779    $      10,547
Paid-in-capital in excess of par               69,940,912      1,009,515,495       50,963,777       22,922,762
Accumulated net realized loss
   on investments and foreign
   currency transactions                       (8,108,580)      (128,059,130)     (10,674,454)      (4,450,428)
Net unrealized appreciation (depreciation)
   on investments                                 635,776             78,124       (2,321,667)         (77,353)
                                             ------------      -------------    -------------    -------------

NET ASSETS                                   $ 62,497,141      $ 881,809,440    $  37,985,435    $  18,405,528
                                             ============      =============    =============    =============

CAPITAL STOCK, $0.01 PAR VALUE
Authorized                                    100,000,000        100,000,000     100,000,000       100,000,000
Issued and outstanding                          2,903,328         27,495,119       1,777,921         1,054,749

NET ASSET VALUE, REDEMPTION
PRICE AND OFFERING PRICE
PER SHARE                                    $      21.53      $       32.07    $       21.37    $       17.45
                                             ============      =============    =============    =============

See notes to financial statements.

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2002


---------------------------------------------------------------------------------------------------------------
                                             DISCRETIONARY                         SELECT          EURO SELECT
                                                EQUITY            EQUITY           EQUITY              EQUITY
                                               PORTFOLIO         PORTFOLIO        PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
Dividends(1)                                $  1,305,631      $  17,838,169    $    742,619         $   455,253
Interest                                           8,189            123,356           6,384               3,597
                                             -----------        -----------     -----------         -----------
Total investment income                        1,313,820         17,961,525         749,003             458,850
                                             -----------        -----------     -----------         -----------

EXPENSES:
Investment advisory fees                         598,008          8,152,081         416,377             160,941
Fund administration and accounting fees          107,276            358,802          86,789              58,625
Federal and state registration fees               27,371             13,977          18,542              17,402
Shareholder servicing                             20,355             68,310          23,550              18,173
Audit fees                                        18,630             18,630          17,830              17,830
Custody fees                                      16,741             89,477          12,785              25,391
Directors' fees and expenses                      12,605             12,605          12,605              12,605
Reports to shareholders                            9,135             31,185          10,012               9,746
Legal fees                                         8,830              8,830           8,830               8,827
Other                                              4,702              9,668           3,471               3,711
                                             -----------        -----------     -----------         -----------

Total expenses before waivers
   and reimbursements                            823,653          8,763,565         610,791             333,251
Waivers and reimbursements
   of expenses by adviser                       (225,645)          (611,484)       (194,414)           (172,310)
                                             -----------        -----------     -----------         -----------

Net expenses                                     598,008          8,152,081         416,377             160,941
                                             -----------        -----------     -----------         -----------

NET INVESTMENT INCOME                            715,812          9,809,444         332,626             297,909
                                              -----------        -----------     -----------         -----------

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investments              (7,233,346)      (121,496,423)    (8,960,936)         (3,228,924)
Change in net unrealized appreciation
   (depreciation) on investments             (14,793,121)      (174,077,875)    (7,112,863)         (1,215,655)
                                             -----------        -----------     -----------         -----------

Net loss on investments                      (22,026,467)      (295,574,298)   (16,073,799)         (4,444,579)
                                             -----------        -----------     -----------         -----------

NET DECREASE IN
NET ASSETS RESULTING
FROM OPERATIONS                             $(21,310,655)          $(285,764,854)   $(15,741,173   $(4,146,670)
                                            ============            ============    ============  ============

(1) Net of $16,231, $194,169, $12,938 and $64,674 in foreign withholding taxes, respectively.

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
Statements of Changes in Net Assets


-----------------------------------------------------------------------------------
                                                YEAR ENDED           YEAR ENDED
                                             DECEMBER 31, 2002    DECEMBER 31, 2001
-----------------------------------------------------------------------------------

OPERATIONS:
Net investment income                             $    715,812    $   1,055,139
Net realized gain (loss) on investments             (7,233,346)       3,416,171
Net realized gain on investments as a result of
   shareholder in-kind redemption                         --          4,323,826
Change in net unrealized appreciation
   on investments                                  (14,793,121)     (13,612,000)
                                                 -------------    -------------
Net decrease in net assets resulting
   from operations                                 (21,310,655)      (4,816,864)
                                                 -------------    -------------

DISTRIBUTIONS PAID FROM:
Net investment income                                 (715,813)      (1,087,905)
Net realized gain on investments                          --         (1,551,483)
                                                 -------------    -------------
Net decrease in net assets resulting
   from distributions paid                            (715,813)      (2,639,388)
                                                 -------------    -------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                          8,599,121       14,580,829
Reinvested distributions                               682,404        2,636,402
Shares redeemed                                    (14,684,400)     (67,721,568)
                                                 -------------    -------------
Net decrease in net assets
   resulting from capital share transactions        (5,402,875)     (50,504,337)
                                                 -------------    -------------
TOTAL DECREASE IN NET ASSETS                       (27,429,343)     (57,960,589)

NET ASSETS:
Beginning of period                                 89,926,484      147,887,073
                                                 -------------    -------------
End of period                                     $ 62,497,141    $  89,926,484
                                                 =============     =============

TRANSACTIONS IN SHARES:
Shares sold                                            323,268          497,806
Reinvested distributions                                28,815           91,298
Shares redeemed                                       (556,006)      (2,329,697)
                                                 -------------    -------------
Net decrease                                          (203,923)      (1,740,593)
                                                 =============     =============

See notes to financial statements.

EQUITY PORTFOLIO
Statements of Changes in Net Assets


--------------------------------------------------------------------------------------------
                                                         YEAR ENDED           YEAR ENDED
                                                      DECEMBER 31, 2002    DECEMBER 31, 2001
--------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                  $     9,809,444    $     9,499,638
Net realized gain (loss) on investments                   (121,496,423)         2,667,045
Change in net unrealized appreciation
   on investments                                         (174,077,875)       (18,486,561)
                                                       ---------------    ---------------
Net decrease in net assets resulting
   from operations                                        (285,764,854)        (6,319,878)
                                                       ---------------    ---------------
DISTRIBUTIONS PAID FROM:
Net investment income                                       (9,809,468)        (9,663,700)
                                                       ---------------    ---------------
Net decrease in net assets resulting
   from distributions paid                                  (9,809,468)        (9,663,700)
                                                        ---------------    ---------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                230,665,636        316,728,090
Reinvested distributions                                     9,363,128          9,248,721
Shares redeemed                                           (253,551,528)      (169,237,385)
                                                       ---------------    ---------------
Net increase (decrease) in net assets resulting from
   capital share transactions                              (13,522,764)       156,739,426
                                                       ---------------    ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                   (309,097,086)       140,755,848

NET ASSETS:
Beginning of period                                      1,190,906,526      1,050,150,678
                                                       ---------------    ---------------
End of period                                             $881,809,440     $1,190,906,526
                                                       ===============    ===============

TRANSACTIONS IN SHARES:
Shares sold                                                  6,317,913          7,415,303
Reinvested distributions                                       266,433            222,004
Shares redeemed
                                                            (6,780,929)        (3,995,965)
                                                       ---------------    ---------------
Net increase (decrease)                                       (196,583)         3,641,342
                                                       ===============    ===============

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets

-------------------------------------------------------------------------------------
                                                     YEAR ENDED        YEAR ENDED
                                                 DECEMBER 31, 2002  DECEMBER 31, 2001
-------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                              $    332,626    $    246,850
Net realized loss on investments                     (8,960,936)     (1,152,186)
Change in net unrealized appreciation
   (depreciation) on investments                     (7,112,863)        119,221
                                                   ------------    ------------
Net decrease in net assets
   resulting from operations                        (15,741,173)       (786,115)
                                                   ------------    ------------

DISTRIBUTIONS PAID FROM:
Net investment income                                  (332,627)       (251,526)
Net realized gain on investments                           --          (524,503)
                                                   ------------    ------------
Net decrease in net assets resulting
   from distributions paid                             (332,627)       (776,029)
                                                   ------------    ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                          29,949,921      26,567,597
Reinvested distributions                                330,031         768,052
Shares redeemed                                     (28,810,712)    (11,422,707)
                                                   ------------    ------------
Net increase in net assets resulting from
   capital share transactions                         1,469,240      15,912,942
                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (14,604,560)     14,350,798

NET ASSETS:
Beginning of period                                  52,589,995      38,239,197
                                                   ------------    ------------
End of period                                      $ 37,985,435    $ 52,589,995
                                                   ============    ============

TRANSACTIONS IN SHARES:
Shares sold                                           1,180,414         931,008
Reinvested distributions                                 14,217          27,099
Shares redeemed                                      (1,262,261)       (408,798)
                                                   ------------    ------------
Net increase (decrease)                                 (67,630)        549,309
                                                   ============    ============

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Statements of Changes in Net Assets


------------------------------------------------------------------------------------------------
                                                              YEAR ENDED        YEAR ENDED
                                                          DECEMBER 31, 2002  DECEMBER 31, 2001
------------------------------------------------------------------------------------------------

OPERATIONS:
Net investment income                                      $    297,909    $    180,085
Net realized loss on investments                             (3,228,924)       (856,326)
Change in net unrealized appreciation
   (depreciation) on investments                             (1,215,655)     (2,243,342)
                                                             ----------    ------------
Net decrease in net assets resulting
   from operations                                           (4,146,670)     (2,919,583)
                                                             ----------    ------------

DISTRIBUTIONS PAID FROM:
Net investment income                                          (297,931)       (210,194)
Net realized gain on investments                                   --          (134,031)
Return of capital                                                  --           (29,860)
                                                             ----------    ------------
Net decrease in net assets resulting
   from distributions paid                                     (297,931)       (374,085)
                                                             ----------    ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                  13,943,094      25,716,511
Reinvested distributions                                        293,833         372,651
Shares redeemed                                             (11,661,258)    (36,001,172)
Redemption fees                                                  71,319           --
                                                             ----------    ------------
Net increase (decrease) in net assets resulting from
   capital share transactions                                 2,646,988      (9,912,010)
                                                             ----------    ------------

TOTAL DECREASE IN NET ASSETS                                 (1,797,613)    (13,205,678)

NET ASSETS:
Beginning of period                                          20,203,141      33,408,819
                                                             ----------    ------------
End of period                                               $18,405,528     $20,203,141
                                                             ==========    ============

TRANSACTIONS IN SHARES:
Shares sold                                                     723,735       1,182,316
Reinvested distributions                                         14,648          17,147
Shares redeemed                                                (615,288)     (1,649,022)
                                                             ----------    ------------
Net increase (decrease)                                         123,095        (449,559)
                                                             ==========    ============

See notes to financial statements.

DISCRETIONARY EQUITY PORTFOLIO
Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                  2002       2001           2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                           $28.94      $30.51          $33.69         $32.01           $30.34

Income from investment operations:
  Net investment income                                        0.24        0.26            0.41           0.46             0.52
  Net realized and unrealized gain (loss)
   on investments                                             (7.41)     (1.07)            2.11           4.26             2.57
                                                             ------     ------           ------         ------           ------
  Total income (loss) from investment
   operations                                                 (7.17)     (0.81)            2.52           4.72             3.09
                                                             ------     ------           ------         ------           ------

Less distributions:
  From net investment income                                  (0.24)      (0.26)          (0.41)         (0.46)           (0.52)
  From net realized gain on investments                          --       (0.50)          (5.29)         (2.58)           (0.90)
                                                             ------      ------          ------         ------           ------
   Total distributions                                        (0.24)      (0.76)          (5.70)         (3.04)           (1.42)
                                                             ------      ------          ------          ------           ------
NET ASSET VALUE, END OF YEAR                                 $21.53      $28.94          $30.51         $33.69           $32.01
                                                             ======      ======          ======         ======           ======

TOTAL RETURN                                               (24.88)%     (2.63)%           8.32%         14.85%           10.17%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                    $62,497     $89,926        $147,887       $222,111         $205,369
  Ratio of expenses to average net assets:
   Before expense reimbursement                               1.10%       1.01%           0.96%          0.95%            0.98%
   After expense reimbursement                                0.80%       0.80%           0.80%          0.80%            0.80%
  Ratio of net investment income to average net assets:
   Before expense reimbursement                               0.66%       0.64%           1.03%          1.16%            1.47%
   After expense reimbursement                                0.96%       0.85%           1.19%          1.31%            1.65%
  Portfolio turnover rate                                       86%        106%            132%           137%             129%

See notes to financial statements.

EQUITY PORTFOLIO
Financial Highlights


---------------------------------------------------------------------------------------------------------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                      2002              2001          2000          1999        1998
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                                $43.01             $43.66        $43.14        $38.63     $35.12

Income from investment operations:
  Net investment income                                             0.36               0.36          0.48          0.51       0.50
  Net realized and unrealized gain (loss)
   on investments                                                  (10.94)            (0.64)         2.87          5.75       3.51
                                                                  -------           -------       -------       -------    -------
  Total income (loss) from investment
   operations                                                      (10.58)            (0.28)         3.35          6.26       4.01
                                                                  -------           -------       -------       -------    -------

Less distributions:
  From net investment income                                        (0.36)            (0.37)        (0.48)        (0.51)     (0.50)
  From net realized gain on investments                              --                --           (2.35)        (1.24)       --
                                                                  -------           -------       -------       -------    -------
   Total distributions                                             (0.36)            (0.37)         (2.83)        (1.75)     (0.50)
                                                                  -------           -------       -------       -------    -------

NET ASSET VALUE, END OF YEAR                                       $32.07            $43.01        $43.66        $43.14      $38.63
                                                                  =======            ======        ======        ======      ======

TOTAL RETURN                                                     (24.66)%           (0.61)%         7.86%        16.28%     11.42%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                         $881,809        $1,190,907    $1,050,151      $959,527   $717,267
  Ratio of expenses to average net assets:
   Before expense reimbursement                                     0.86%             0.86%         0.86%         0.87%      0.91%
   After expense reimbursement                                      0.80%             0.80%         0.80%         0.80%      0.80%
  Ratio of net investment income to average net assets:
   Before expense reimbursement                                     0.90%             0.81%         1.07%         1.15%      1.28%
   After expense reimbursement                                      0.96%             0.87%         1.13%         1.22%      1.39%
  Portfolio turnover rate                                             85%               87%          116%          118%       133%

See notes to financial statements.

SELECT EQUITY PORTFOLIO
Financial Highlights

---------------------------------------------------------------------------------------------------------------------------------
                                                                                           YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                            2002          2001       2000           1999     1998(1)
---------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                                      $28.50         $29.50     $27.91         $22.77    $20.00

Income from investment operations:
  Net investment income                                                   0.16           0.15       0.32           0.38      0.28
  Net realized and unrealized gain (loss)
   on investments                                                        (7.13)         (0.62)      2.31           5.78      2.78
                                                                        ------         ------     ------         ------    ------
   Total income (loss) from investment
      operations                                                         (6.97)         (0.47)      2.63           6.16      3.06
                                                                        ------         ------     ------         ------    ------

Less distributions:
  From net investment income                                             (0.16)         (0.16)     (0.32)         (0.39)    (0.29)
  From net realized gain on investments                                    --           (0.37)     (0.72)         (0.63)      --
                                                                        ------         ------     ------         ------    ------
   Total distributions                                                   (0.16)         (0.53)     (1.04)         (1.02)    (0.29)
                                                                        ------         ------     ------         ------    ------

NET ASSET VALUE, END OF YEAR                                            $21.37         $28.50     $29.50         $27.91    $22.77
                                                                        ======         ======     ======         ======    ======

TOTAL RETURN                                                          (24.53)%        (1.59)%      9.49%         27.17%    15.33%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                               $37,985        $52,590    $38,239        $23,821    $9,581
  Ratio of expenses to average net assets:
   Before expense reimbursement                                          1.17%          1.19%      1.35%          1.53%     3.34%
   After expense reimbursement                                           0.80%          0.80%      0.80%          0.80%     0.80%
  Ratio of net investment income (loss) to average net assets:
   Before expense reimbursement                                          0.27%          0.15%      0.69%          0.90%   (0.72)%
   After expense reimbursement                                           0.64%          0.54%      1.24%          1.63%     1.82%
  Portfolio turnover rate                                                 358%           309%       400%           375%      250%

(1) Commencement of operations after the close of business on December 31, 1997.

See notes to financial statements.

EURO SELECT EQUITY PORTFOLIO
Financial Highlights


----------------------------------------------------------------------------------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31,
(For a share outstanding throughout the year)                  2002       2001                2000          1999           1998(1)
----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF YEAR                            $21.69     $24.19              $27.91         $24.32          $20.00

Income from investment operations:
  Net investment income                                         0.29       0.18                0.38           0.45           0.35
  Net realized and unrealized gain (loss)
   on investments+                                             (4.24)     (2.35)              (1.69)          4.80           5.07
                                                              ------     ------              ------         ------          ------
  Total income (loss) from investment
      operations                                               (3.95)     (2.17)              (1.31)          5.25           5.42
                                                              ------     ------              ------         ------          ------

Less distributions:
  From net investment income                                   (0.29)     (0.20)              (0.37)         (0.44)          (0.37)
  From net realized gain on investments                          --       (0.10)              (2.04)         (1.22)          (0.73)
  From return of capital                                         --       (0.03)                 --             --             --
                                                              ------     ------              ------         ------          ------
   Total distributions                                         (0.29)     (0.33)              (2.41)         (1.66)          (1.10)
                                                              ------     ------              ------         ------          ------

NET ASSET VALUE, END OF YEAR                                  $17.45     $21.69              $24.19         $27.91          $24.32
                                                              ======     ======              ======         ======          ======

TOTAL RETURN                                                (18.37)%    (8.95)%             (4.81)%         22.03%          27.40%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of year (in thousands)                     $18,406    $20,203             $33,409        $31,867         $28,034
  Ratio of expenses to average net assets:
   Before expense reimbursement                                 1.66%      1.65%              1.51%          1.61%           1.67%
   After expense reimbursement(2)                               0.80%      0.95%              1.00%          1.00%           1.00%
  Ratio of net investment income to average net assets:
   Before expense reimbursement                                 0.62%      0.02%              1.02%          1.10%           1.02%
   After expense reimbursement                                  1.48%      0.72%              1.53%          1.71%           1.69%
  Portfolio turnover rate                                        276%       267%               370%           245%            272%

(1) Commencement of operations after the close of business on December 31, 1997.
(2) Prior to September 1, 2001, the Adviser voluntarily reimbursed the
    Portfolio to the extent necessary to ensure that the Portfolio's operating expenses would not exceed 1.00% of its average net assets. The change in expense reimbursement beginning September 1, 2001 resulted in an effective expense ratio after expense reimbursement of 0.95% for the year ended December 31, 2001.

+ For 2002, includes $0.07 in redemption fees (see notes to financial statements).
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002

ORGANIZATION
ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"), the first two of which are diversified portfolios and the last two of which are non-diversified portfolios. Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.


SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.


a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.


b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. Foreign denominated assets may involve greater risks than domestic transactions, including currency, political and economic, regulatory and market risks.


c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is recorded.

d) Distributions to Shareholders - Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.


e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.


f) Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


g) Redemption Fees - Effective on January 7, 2002, the Euro Select Equity Portfolio is authorized to deduct a fee of 2.00% from the current value of shares redeemed within one month of purchase. The redemption fee is treated as additional paid-in-capital.


h) Other - Investment transactions are accounted for on the trade date. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Any non-cash dividends are recognized as investment income at the fair value of the property received.


INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the year ended December 31, 2002, are summarized below:




-------------------------------------------------------------------
             DISCRETIONARY                 SELECT     EURO SELECT
                EQUITY      EQUITY          EQUITY       EQUITY
               PORTFOLIO   PORTFOLIO      PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------

Purchases    $63,159,701  $846,056,782   $181,516,029   $55,288,264
Sales        $66,370,159  $856,368,909   $180,272,308   $52,868,690

There were no purchases or sales of U.S. government obligations.

FEDERAL INCOME TAX INFORMATION
At December 31, 2002, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

------------------------------------------------------------------------------------------
                                  DISCRETIONARY                    SELECT     EURO SELECT
                                     EQUITY         EQUITY         EQUITY        EQUITY
                                    PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------

Cost of investments               $64,777,342   $883,198,913    $41,706,819   $18,393,889
                                 ============  =============   ============   ===========
Gross unrealized appreciation    $  5,733,791  $  75,980,725   $  1,092,448   $   952,598
Gross unrealized depreciation      (5,839,359)   (79,862,995)    (4,264,697)   (1,082,001)
                                 ------------  ------------    ------------   -----------
Net unrealized depreciation
    on investments                 $ (105,568)  $ (3,882,270) $  (3,172,249)   $ (129,403)
                                 ============  =============   ============   ===========

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


As of December 31, 2002, the components of accumulated losses on a tax basis were as follows:


----------------------------------------------------------------------------------------------------------
                                            DISCRETIONARY                        SELECT       EURO SELECT
                                                EQUITY            EQUITY         EQUITY         EQUITY
                                              PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------

Accumulated capital losses                   $(7,367,236)   $(124,098,736)    $(9,823,872)   $(4,398,833)
Unrealized depreciation on investments          (105,568)      (3,882,270)     (3,172,249)      (129,403)
Unrealized appreciation on foreign
    currency denominated assets
    and liabilities                                  --                --              --           455
                                             -----------    -------------    ------------    ------------
Total accumulated losses                     $(7,472,804)   $(127,981,006)   $(12,996,121)   $(4,527,781)
                                             ===========    =============    ============    ===========

At December 31, 2002, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had accumulated capital loss carryforwards of $6,111,509, $103,320,976, $8,853,254 and $3,669,549, respectively, of which $0,
$60,689, $818,716 and $1,161,521 will expire in the year 2009 and $6,111,509,
$103,260,287, $8,034,538 and $2,508,028 which will expire in the year 2010. To the extent that a Portfolio realizes future net capital gains, those gains will be offset by its unused capital loss carryforwards.


At December 31, 2002, the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios had realized losses from transactions between November 1, 2002 and December 31, 2002 of $1,255,727, $20,777,760, $970,618 and $729,284,
respectively. Post-October losses for tax purposes are deferred and will be recognized in 2003.

The tax components of dividends paid during the years ended December 31, 2002 and 2001 were as follows:


------------------------------------------------------------------------------
                           DISCRETIONARY
                              EQUITY                  EQUITY
                             PORTFOLIO               PORTFOLIO
------------------------------------------------------------------------------
                         2002        2001        2002        2001
------------------------------------------------------------------------------

Ordinary income             $715,813     $1,087,905   $9,809,468    $9,663,700
Long-term capital gains           --     $1,551,483           --            --

------------------------------------------------------------------------------
                              SELECT                EURO SELECT
                              EQUITY                  EQUITY
                             PORTFOLIO               PORTFOLIO
------------------------------------------------------------------------------
                         2002        2001        2002        2001
------------------------------------------------------------------------------

Ordinary income       $332,627    $776,029     $297,931   $344,225
Long-term capital
  gains                     --          --           --         --
Return of capital           --          --           --   $ 29,860


For the year ended December 31, 2002, 100% of dividends paid from ordinary income qualifies for the dividends received deduction available to corporate shareholders of the Discretionary Equity, Equity and Select Equity Portfolios (unaudited).


INVESTMENT ADVISORY AGREEMENT
The Portfolios each pay the Adviser an annual management fee of 0.80% of the Portfolio's average net assets. Pursuant to an expense cap agreement dated April 30, 1999, as amended on May 1, 2002, between the Adviser and the Portfolios, the Adviser agreed to waive its management fee and/or reimburse each Portfolio to the extent necessary to ensure that each Portfolios' expenses would not exceed 0.80% of its average net assets. The term of this expense cap agreement is 12 months. Since inception of the Portfolios, the Adviser has voluntarily reimbursed each Portfolio to the extent necessary to ensure that each Portfolio's operating expenses would not exceed the annual management fee.

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF ICAP FUNDS, INC.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments by sector, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Discretionary Equity Portfolio, Equity Portfolio, Select Equity Portfolio and Euro Select Equity Portfolio (constituting the ICAP Funds, Inc. hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
January 24, 2003

DIRECTORS AND OFFICERS


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Number of
                                                                                                    Portfolios        Other
                                            Term of Office     Principal                            in Complex        Directorships
                            Position(s)     and Length of      Occupation(s)                        Overseen          Held
  Name, Address, and Age    Held with Fund  Time Served        During Past 5 Years                  by Director       by Director
--------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT DIRECTORS:
--------------------------------------------------------------------------------------------------------------------------------

  Dr. James A. Gentry         Director    Indefinite term;     Professor Emeritus of                4                 None
  The University of Illinois              Served as            Finance and University
  140A Wohlers Hall                       Director since       Distinguished Teacher Scholar,
  1206 South 6th Street                   December 1994        College of Business at the
  Champaign, Illinois 61820                                    University of  Illinois, Urbana-
  Age: 72                                                      Champaign
--------------------------------------------------------------------------------------------------------------------------------

  Joseph Andrew Hays          Director    Indefinite term;     Principal in the consulting          4                 None
  Tribune Tower                           Served as            firm, The Hays Group,
  435 North Michigan Avenue               Director since       Chicago-- Consultants to
  Suite 2600                              July 1995            Management since January 1996;
  Chicago, Illinois 60611                                      Vice President for Corporate Re-
  Age: 72                                                      lations, Tribune Company from
                                                               April 1983 to December 1995
--------------------------------------------------------------------------------------------------------------------------------

  Harold W. Nations           Director    Indefinite term;     Principal with Twin Crescents        4                 None
  3330 Dundee Road                        Served as            Realty LLC, a real estate invest-
  Suite C3                                Director since       ment advisory firm, since June
  Northbrook, IL 60062                    December 1994        2002. Partner with the law firm
  Age: 48                                                      of McDermott, Will & Emery
                                                               from June 2000 to June 2002; Partner
                                                               with the law firm of Holleb & Coff
                                                               from September 1997 to May 2000
--------------------------------------------------------------------------------------------------------------------------------
  INTERESTED DIRECTORS*:
--------------------------------------------------------------------------------------------------------------------------------

  Robert H. Lyon              President   Indefinite term;     President, Chief Investment          4                 None
  225 West Wacker Drive       and         Served as            Officer and Director of
  Suite 2400                  Director    President and        Institutional Capital
  Chicago, Illinois 60606                 Director since       Corporation (the "Adviser")
  Age: 52                                 December 1994
--------------------------------------------------------------------------------------------------------------------------------

  Pamela H. Conroy            Vice        Indefinite term;     Senior Vice President                4                 None
  225 West Wacker Drive       President,  Served as Vice       and Director of the Adviser
  Suite 2400                  Treasurer   President,
  Chicago, Illinois 60606     and         Treasurer and
  Age: 41                     Director    Director since
                                          December 1994
--------------------------------------------------------------------------------------------------------------------------------
  OFFICERS:
--------------------------------------------------------------------------------------------------------------------------------

  Donald D. Niemann           Vice        Served as Vice       Executive Vice President             N/A               N/A
  225 West Wacker Drive       President   President and        and Director of the Adviser
  Suite 2400                  and         Secretary since
  Chicago, Illinois 60606     Secretary   December 1994
  Age: 59                                 and as Director
                                          from July 1995
                                          to June 2002
--------------------------------------------------------------------------------------------------------------------------------

* Each of the Interested Directors serves as a director and officer of the Adviser.

Additional information about the Portfolios' directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling (888) 221-ICAP (4227).

------------------------------------------------------------------------------

INVESTMENT ADVISER

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229
www.icapfunds.com


CUSTODIAN

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64106


DIVIDEND - DISBURSING
AND TRANSFER AGENT

UMB Fund Services, Inc.
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160

ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc.
803 West Michigan Street, Suite A
Milwaukee, Wisconsin 53233-2301


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, Wisconsin 53202-9845


LEGAL COUNSEL

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

       This Annual Report is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

            (LOGO)
             ICAP
    Institutional Capital/R

ICAP Funds
225 West Wacker Drive, Suite 2400
Chicago, IL 60606
(888) 221-ICAP (4227)
www.icapfunds.com

(C) Copyright 2003 Institutional Capital Corporation

                                                                     85-0203-20M
                                                                     IC-408-0203